Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments [text block]
		December 31, 2017	December 31, 2016
Cash and cash equivalents	FVTPL	$12,979	$9,817
Short-term investments	FVTPL	31	28
Other receivables	Loans and receivables	379	199
Restricted cash	FVTPL	2,075	2,075
Accounts payable	Other financial liabilities	(1,258)	(328)
Accrued and other liabilities	Other financial liabilities	(389)	(473)
Loan payable	Other financial liabilities	(12,417)	-